Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	INDEXIQ ACTIVE ETF TRUST
Entity Central Index Key	0001426439
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 26, 2023
Document Effective Date	Apr. 27, 2023
Prospectus Date	Apr. 27, 2023
IQ CBRE Real Assets ETF | IQ CBRE Real Assets ETF
Prospectus:
Trading Symbol	IQRA